Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 176,257	$ 181,134
Restricted cash	41,724	37,941
Accounts receivable, net of allowance of $34,865 (December 31, 2023 - $36,382)	735,546	643,375
Contract assets (note 25)	134,402	83,389
Mortgage warehouse receivables (note 22)	77,559	177,104
Income tax recoverable	13,155	48,104
Prepaid expenses and other current assets (note 7)	309,962	258,725
Warehouse fund assets (note 5)	110,779	44,492
Total current assets	1,599,384	1,474,264
Other receivables	11,602	11,857
Contract assets (note 25)	22,400	19,691
Other assets (note 7)	186,297	157,197
Warehouse fund assets (note 5)	94,334	47,536
Fixed assets (note 9)	227,311	202,837
Operating lease right-of-use assets (note 8)	398,507	390,565
Deferred tax assets, net (note 20)	79,258	59,468
Intangible assets (note 10)	1,183,586	1,080,471
Goodwill (note 11)	2,297,938	2,038,240
Total noncurrent assets	4,501,233	4,007,862
Total assets	6,100,617	5,482,126
Current liabilities
Accounts payable and accrued expenses	494,601	535,769
Accrued compensation	646,004	569,166
Income tax payable	15,297	16,527
Contract liabilities (note 25)	63,459	45,293
Long-term debt - current (note 12)	6,061	1,796
Contingent acquisition consideration - current (note 22)	30,683	13,944
Mortgage warehouse credit facilities (note 13)	72,642	168,780
Operating lease liabilities (note 8)	92,950	89,938
Liabilities related to warehouse fund assets (note 5)	86,344	0
Total current liabilities	1,508,041	1,441,213
Long-term debt (note 12)	1,502,414	1,500,843
Contingent acquisition consideration (note 22)	6,012	30,768
Operating lease liabilities (note 8)	383,921	375,454
Other liabilities	129,467	120,565
Deferred tax liabilities, net (note 20)	78,459	43,191
Liabilities related to warehouse fund assets (note 5)	14,103	47,536
Total noncurrent liabilites	2,114,376	2,118,357
Redeemable non-controlling interests (note 16)	1,152,618	1,072,066
Shareholders' equity
Common shares (note 17)	1,472,218	1,127,034
Contributed surplus	140,451	123,394
Deficit	(186,273)	(332,866)
Accumulated other comprehensive loss	(101,533)	(69,571)
Total Company shareholders' equity	1,324,863	847,991
Non-controlling interests	719	2,499
Total shareholders' equity	1,325,582	850,490
Total liabilities and shareholders' equity	6,100,617	5,482,126
Commitments and contingencies (note 23)